CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows related to operating activities
Net income	$ 797.5	$ 757.3	$ 693.4
Adjustments for:
Depreciation of property, plant and equipment	551.2	516.0	542.4
Amortization of intangible assets	194.0	142.4	136.7
Depreciation of right-of-use assets	98.8	41.2	38.7
(Gain) loss on valuation and translation of financial instruments	(0.3)	0.8	0.4
Gain on disposal of other assets	(1.0)
Impairment of assets	0.4	2.9	0.8
Loss on debt refinancing			40.1
Amortization of financing costs	8.0	5.8	6.1
Deferred income taxes	24.6	(65.5)	(55.2)
Other	1.2	(1.4)	0.5
Cash flows before non-cash balances	1,674.4	1,399.5	1,403.9
Net change in non-cash balances related to operating activities	(79.3)	(49.0)	(163.5)
Cash flows provided by operating activities	1,595.1	1,350.5	1,240.4
Cash flows related to investing activities
Additions to property, plant and equipment	(389.3)	(369.7)	(407.2)
Deferred subsidies (used) received to finance additions to property, plant and equipment	(39.3)	(123.1)	162.4
Property plant and equipment additions and deferred subsidies (used) received	(428.6)	(492.8)	(244.8)
Additions to intangible assets	(156.6)	(75.1)	(986.1)
Business acquisitions	(2,069.6)	1.4	(6.7)
Proceeds from disposals of assets	1.7	7.0	7.7
Promissory note to the parent corporation	(836.0)
Redemption of preferred shares from an affiliated corporation	1,595.0
Other	(0.3)	(0.3)	(0.8)
Cash flows used in investing activities	(1,894.4)	(559.8)	(1,230.7)
Cash flows related to financing activities
Net change in bank indebtedness	(0.4)	0.4
Net change under revolving facility, net of financing costs	285.0	(209.6)	285.0
Issuance of long-term debt, net of financing costs	2,092.5		1,986.8
Repayment of long-term debt			(1,023.3)
Repayment of lease liabilities	(94.8)	(42.1)	(39.4)
Settlement of hedging contracts			185.2
Dividends	(421.0)	(671.0)	(585.0)
Dividends paid to non-controlling interests	(0.1)	(0.2)	(0.1)
Repayment of a loan from the parent corporation	(1,595.0)
Reduction of paid-up capital			(720.0)
Cash flows provided by (used in) financing activities	266.2	(922.5)	89.2
Net change in cash, cash equivalents and restricted cash	(33.1)	(131.8)	98.9
Cash, cash equivalents and restricted cash at beginning of the year	41.1	172.9	74.0
Cash, cash equivalents and restricted cash at end of the year	8.0	41.1	172.9
Net change in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	(99.0)	(87.1)	(201.3)
Contract assets	(52.1)	86.4	91.5
Amounts receivable from and payable to affiliated corporations	(16.0)	10.6	16.3
Inventories	(29.3)	(93.1)	(33.5)
Accounts payable, accrued charges and provisions	149.4	44.1	2.5
Income taxes	(61.6)	(11.0)	(22.7)
Deferred revenue	(2.7)	(7.4)	13.9
Defined benefit plans	9.8	(1.8)	(1.7)
Other	22.2	10.3	(28.5)
Net change in non-cash balances related to operating activities	(79.3)	(49.0)	(163.5)
Interest and taxes reflected as operating activities
Cash interest payments	374.4	242.0	244.8
Cash income tax payments (net of refunds)	$ 274.0	$ 273.7	$ 257.5